Other income (Tables)	12 Months Ended
Dec. 31, 2014
Notes To Financial Statements [Abstract]
Other income
In millions	Year ended December 31,	2014	2013	2012
Gain on disposal of property (1)		$99	$64	$295
Gain on disposal of land		21	19	20
Other(2)		(13)	(10)	-
Total other income		$107	$73	$315

(1)	In addition to the disposals of property described herein, 2014 includes other gains of $19 million; 2013 includes other losses of $5 million; and 2012 includes other gains of $14 million.
(2)	Includes foreign exchange gains and losses.